Average Annual Total Returns (Invesco Convertible Securities Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class A: Inception (07/28/97)
1 Year	11.46%
5 Years	6.28%
10 Years	5.34%
Inception Date	Jul. 28, 1997
Return Before Taxes | Class B, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class B: Inception (10/31/85)
Label	Return Before Taxes
1 Year	12.04%
5 Years	6.37%
10 Years	5.30%
Inception Date	Oct. 31, 1985
Return Before Taxes | Class C, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class C: Inception (07/28/97)
1 Year	16.08%
5 Years	6.71%
10 Years	5.16%
Inception Date	Jul. 28, 1997
Return Before Taxes | Class Y, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class Y: Inception (07/28/97)
1 Year	18.24%
5 Years	7.77%
10 Years	6.21%
Inception Date	Jul. 28, 1997
Return After Taxes on Distributions | Class B, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class B: Inception (10/31/85)
Label	Return After Taxes on Distributions
1 Year	10.94%
5 Years	5.59%
10 Years	4.37%
Inception Date	Oct. 31, 1985
Return After Taxes on Distributions and Sale of Fund Shares | Class B, Invesco Convertible Securities Fund
Average Annual Total Returns
Column	Class B: Inception (10/31/85)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	7.81%
5 Years	5.04%
10 Years	4.03%
Inception Date	Oct. 31, 1985
Bank of America Merrill Lynch All Convertible All Qualities Index
Average Annual Total Returns
Label	Bank of America Merrill Lynch All Convertible All Qualities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
Lipper Convertible Securities Funds Index
Average Annual Total Returns
Label	Lipper Convertible Securities Funds Index
1 Year	18.04%
5 Years	6.19%
10 Years	5.16%